Common Stock - Summary of Shares of Common Stock Reserved for Future Issuance (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Common stock reserved for future issuance	7,983,327	31,198,244	26,644,634
Common stock warrants	14,064
2010 Stock Incentive Plan [Member]
Class Of Stock [Line Items]
Common stock reserved for future issuance	5,817,844	4,781,264	3,375,527
2017 Stock Incentive Plan [Member]
Class Of Stock [Line Items]
Common stock reserved for future issuance	1,682,596
2017 Employee Stock Purchase Plan [Member]
Class Of Stock [Line Items]
Common stock reserved for future issuance	468,823
Series A Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Common stock reserved for future issuance		1,251,758	1,251,758
Series B Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Common stock reserved for future issuance		2,982,962	2,982,962
Series C Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Common stock reserved for future issuance		12,290,394	12,290,394
Series D Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Common stock reserved for future issuance		9,891,866	6,743,993